Note 5 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
(5)           Goodwill and Intangible Assets

Goodwill at December 31, 2010 and 2011 consists of the following (in thousands):

	December 31,
	2010	2011
Balance at beginning of year	$32,395	$90,582
Goodwill acquired during the year	57,877	209,619
Adjustments to prior year acquisitions	(303)	1,799
Effect of foreign currency translation	613	(1,740)
Balance at end of year	$90,582	$300,260

Intangible assets at December 31, 2010 and 2011, consist of the following (in thousands):

		December 31, 2010
	Estimated useful lives	Gross carrying amount	Accumulated amortization	Net carrying value
Amortizable intangible assets:
Customer relationships	40 to 42 months	$70,163	$(19,130)	$51,033
Tradenames	45 months	17,883	(4,606)	13,277
Covenants not to compete	36 months	1,729	(841)	888
Technology	24 to 40 months	3,427	(1,711)	1,716
Totals		$93,202	$(26,288)	$66,914

		December 31, 2011
	Estimated useful lives	Gross carrying amount	Accumulated amortization	Net carrying value
Amortizable intangible assets:
Customer relationships	40 to 60 months	$157,826	$(50,438)	$107,388
Tradenames	45 to 84 months	48,046	(13,277)	34,769
Covenants not to compete	36 months	2,784	(1,587)	1,197
Technology	24 to 40 months	6,750	(3,936)	2,814
Totals		$215,406	$(69,238)	$146,168

The aggregate intangible amortization expense was $6.2 million, $17.8 million and $43.4 million for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated future amortization expense of intangible assets is as follows (in thousands):

Amount
Years ended December 31:
2012	$49,008
2013	42,853
2014	26,943
2015	18,399
2016	6,092
Thereafter	2,873
Total	$146,168